Other Reserves	12 Months Ended
Dec. 31, 2020
Disclosure of Other reserves [Abstract]
Other reserves
36	Other reserves

	Employee share-based compensation reserve	Translation differences	Value of conversion rights - convertible redeemable preferred shares (Note 32)	Value of conversion rights – convertible promissory note (Note 31)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018	378,198	(23,559)	—	5,744,955	1,020,000	7,119,594

Acquisition of non-controlling interests of a subsidiary	—	—	—	—	(2,619,888)	(2,619,888)
Issuance of convertible redeemable preferred shares	—	—	218,050	—	—	218,050
Foreign operation translation difference	—	(267,427)	—	—	—	(267,427)
Share-based payment	128,187	—	—	—	—	128,187

As of December 31, 2018	506,385	(290,986)	218,050	5,744,955	(1,599,888)	4,578,516

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - convertible redeemable preferred shares (Note 32)	Value of conversion rights – convertible promissory note (Note 31)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019	506,385	(290,986)	—	218,050	5,744,955	(1,599,888)	4,578,516

Issuance of convertible redeemable preferred shares	—	—	—	11,956	—	—	11,956
Foreign operation translation difference	—	(176,833)	—	—	—	—	(176,833)
Appropriation to general reserve	—	—	223,712	—	—	—	223,712
Share-based payment	(55,060)	—	—	—	—	—	(55,060)

As of December 31, 2019	451,325	(467,819)	223,712	230,006	5,744,955	(1,599,888)	4,582,291

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 33)	Value of conversion rights - convertible redeemable preferred shares (Note 32)	Value of conversion rights – convertible promissory note (Note 31)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020	451,325	(467,819)	223,712	—	230,006	5,744,955	(1,599,888)	4,582,291

C-round restructuring	—	—	—	1,489,748	(219,738)	—	25,648	1,295,658
Conversion of Class C ordinary shares to ordinary shares upon IPO	—	—	—	—	(10,268)	—	—	(10,268)
Foreign operation translation difference	—	614,399	—	—	—	—	—	614,399
Appropriation to general reserve	—	—	772,466	—	—	—	—	772,466
Share-based payment	164,164	—	—	—	—	—	—	164,164

As of December 31, 2020	615,489	146,580	996,178	1,489,748	—	5,744,955	(1,574,240)	7,418,710